CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
REVENUE
Rental	$ 415,067		$ 338,985	$ 317,725
Other	1,663		657	864
Total revenue	416,730		339,642	318,589
EXPENSES
Depreciation and amortization	120,699		93,782	88,778
Interest	108,301		93,237	85,528
General and administrative	30,954		25,311	20,946
Property	7,217		6,942	6,378
Income taxes	1,470		1,393	677
Provisions for impairment	10		849	199
Total expenses	268,651		221,514	202,506
Income from continuing operations	148,079		118,128	116,083
Income from discontinued operations	8,953		12,656	15,044
Net income	157,032		130,784	131,127
Preferred stock cash dividends	(24,253)		(24,253)	(24,253)
Net income available to common stockholders	$ 132,779	[1]	$ 106,531	$ 106,874
Income from continuing operations:
Basic (in dollars per share)	$ 0.98		$ 0.89	$ 0.89
Diluted (in dollars per share)	$ 0.98		$ 0.89	$ 0.89
Net income:
Basic (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Diluted (in dollars per share)	$ 1.05		$ 1.01	$ 1.03
Weighted average common shares outstanding:
Basic (in shares)	126,142,696		105,869,637	103,577,507
Diluted (in shares)	126,189,399		105,942,721	103,581,053

[1]	The 2011 information presented is a reconciliation of our net income available to common stockholders to estimated taxable net income.